Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		¥ 73,593	¥ 101,034	¥ 135,824
Unpaid Principal Balance		72,256	97,777
Related Allowance		22,533	34,379	49,155
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		14,101	11,993	11,796
Unpaid Principal Balance		13,480	10,144
Related Allowance		2,770	2,606	3,279
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		48,479	73,825
Unpaid Principal Balance		47,763	72,417
Related Allowance		13,875	23,292
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[1]	11,013	15,216	23,075
Unpaid Principal Balance		11,013	15,216
Related Allowance	[1]	5,888	8,481	12,288
Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,511	5,357
Unpaid Principal Balance		3,910	3,525
Related Allowance		1,401	1,689
Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,123	3,741
Unpaid Principal Balance		4,113	3,731
Related Allowance		590	566
Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,467	2,895
Unpaid Principal Balance		5,457	2,888
Related Allowance		779	351
Non-recourse Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		11,057	22,032	24,902
Related Allowance		1,323	7,751	¥ 8,534
Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,068	5,285
Unpaid Principal Balance		5,068	5,285
Related Allowance		72	64
Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,989	16,747
Unpaid Principal Balance		5,988	16,747
Related Allowance		1,251	7,687
Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		8,612	21,107
Unpaid Principal Balance		8,480	20,875
Related Allowance		2,140	5,099
Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,429	4,472
Unpaid Principal Balance		2,420	4,440
Related Allowance		840	1,429
Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		26,381	26,214
Unpaid Principal Balance		25,807	25,070
Related Allowance		9,572	9,013
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[2]	14,601	18,404
Unpaid Principal Balance	[2]	14,498	18,359
Related Allowance	[2]	0	0
Impaired Financing Receivables with No Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		931	450
Unpaid Principal Balance		852	407
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		13,670	17,954
Unpaid Principal Balance		13,646	17,952
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		931	450
Unpaid Principal Balance		852	407
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,776	4,975
Unpaid Principal Balance		4,776	4,975
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	5,167
Unpaid Principal Balance		0	5,167
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		211	892
Unpaid Principal Balance		211	892
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		8,683	6,920
Unpaid Principal Balance		8,659	6,918
Related Allowance		0	0
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[3]	58,992	82,630
Unpaid Principal Balance	[3]	57,758	79,418
Related Allowance	[3]	22,533	34,379
Impaired Financing Receivables with Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		13,170	11,543
Unpaid Principal Balance		12,628	9,737
Related Allowance		2,770	2,606
Impaired Financing Receivables with Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		34,809	55,871
Unpaid Principal Balance		34,117	54,465
Related Allowance		13,875	23,292
Impaired Financing Receivables with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		11,013	15,216
Unpaid Principal Balance		11,013	15,216
Related Allowance		5,888	8,481
Impaired Financing Receivables with Related Allowance | Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,580	4,907
Unpaid Principal Balance		3,058	3,118
Related Allowance		1,401	1,689
Impaired Financing Receivables with Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,123	3,741
Unpaid Principal Balance		4,113	3,731
Related Allowance		590	566
Impaired Financing Receivables with Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,467	2,895
Unpaid Principal Balance		5,457	2,888
Related Allowance		779	351
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		292	310
Unpaid Principal Balance		292	310
Related Allowance		72	64
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,989	16,747
Unpaid Principal Balance		5,988	16,747
Related Allowance		1,251	7,687
Impaired Financing Receivables with Related Allowance | Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		8,612	15,940
Unpaid Principal Balance		8,480	15,708
Related Allowance		2,140	5,099
Impaired Financing Receivables with Related Allowance | Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,218	3,580
Unpaid Principal Balance		2,209	3,548
Related Allowance		840	1,429
Impaired Financing Receivables with Related Allowance | Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		17,698	19,294
Unpaid Principal Balance		17,148	18,152
Related Allowance		¥ 9,572	¥ 9,013

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").
[2]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
[3]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.